Supplement Dated September 15, 2021
To The Statements of Additional Information Dated April 26, 2021 For

ELITE ACCESS II®, JACKSON ADVANTAGE®, PERSPECTIVE II®, PERSPECTIVE ADVISORY II®,
ELITE ACCESS®, ELITE ACCESS BROKERAGE EDITION®, and PERSPECTIVE L SERIESSM
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

To The Statements of Additional Information Dated August 16, 2021 For

JACKSON RETIREMENT INVESTMENT ANNUITYSM
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY
Issued by
Jackson National Life Insurance Company® through
JNLNY Separate Account - I

This supplement updates the above-referenced Statements of Additional Information. Please read and keep it together with your Statement of Additional Information for future reference. To obtain a copy of a Statement of Additional Information, please contact us at our Jackson of NY Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-599-5651; www.jackson.com.

Effective September 13, 2021, the following changes have been made to your Statement of Additional Information:

➢    In the section titled “General Information and History,” the first paragraph is deleted and replaced with the following:

Jackson of NY

We are a stock life insurance company organized under the laws of the state of New York in July 1995. Our legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. We are admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. Jackson of NY is a wholly owned subsidiary of Jackson Financial Inc., (“JFI”). Prudential plc and Athene Life Re Ltd each hold a minority economic interest in JFI. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.. JFI is also the ultimate parent of PPM America, Inc., a sub-adviser for certain of the Funds, and Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606.
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(To be used with NMV24067NY 04/21, NMV21225NY 04/21, NMV24068NY 04/21, NFV100211 08/21, NMV22387NY 04/21, NMV20336NY 04/21, NMV8389NY 04/21, NMV12792NY 04/21, NMV8200NY 04/21, NV5913 04/21, NV5639 04/21, NMV9481NY 04/21, and NMV9482NY 04/21).

NMV100325 09/21